Others - Capital management , schedule of gearing ratios (Details) $ in Thousands	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)
Others
Total liabilities	$ 31,844	$ 30,957
Total equity	$ 141,986	$ 139,406	$ 183,297	$ 181,964
Gearing ratio	0.22	0.22